OTHER PAYABLES (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Payables for purchase of property and equipment	¥ 257,375,000	$ 39,558,000	¥ 16,397,000
Other Payables	997,000,000	153,236,000	14,277,000
Total	1,254,375,000	192,794,000	30,674,000
Advances from Affiliates	¥ 997,000,000	$ 15,300,000	¥ 0	$ 0